UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	3/31/07

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising securities and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Performance and Portfolio Overview	2
Understanding and Comparing Your Fund’s Expenses	8
Portfolios of Investments	11
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	23
Financial Highlights	36
Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement	47
Board of Directors and Executive Officers	51
Additional Series Information	52

To The Shareholders

Your mid-year shareholder report for Seligman TargetHorizon ETF Portfolios, Inc. follows this letter. The report contains each Fund’s investment results, portfolio of investments on March 31, 2007, and financial statements.

For the six months ended March 31, 2007, based on the net asset value of Class A shares, Seligman TargETFund Core delivered a total return of 6.9% (versus the Dow Jones Target Today Index, which delivered 3.8%), Seligman TargETFund 2015 delivered a total return of 10.0% (versus the Dow Jones Target 2015 Index’s return of 6.1%), Seligman TargETFund 2025 delivered a total return of 11.9% (versus the Dow Jones Target 2025 Index’s return of 9.4%).

From commencement of operations on October 2, 2006 through March 31, 2007, based on the net asset value of Class A shares, Seligman TargETFund 2035 delivered a total return of 13.2% (versus the Dow Jones Target 2035 Index’s return of 11.4%) and Seligman TargETFund 2045 delivered a total return of 13.2% (versus the Dow Jones Target 2045 Index’s return of 11.8%).

Thank you for your continued support of Seligman TargetHorizon ETF Portfolios. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

May 18, 2007

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940–9759 General Counsel Sullivan & Cromwell LLP	(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. Since the Funds’ inceptions, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or to reimburse each Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2009. Absent such management fee waivers/expense reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares do not have sales charges, and returns are calculated accordingly.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results
TargETFund Core

Total Returns
For Periods Ended March 31, 2007

		Average Annual
	Six Months†	One Year	Since Inception 10/3/05*
Class A
With Sales Charge	1.82%	5.73%	6.89%
Without Sales Charge	6.91	11.03	10.46
Class C
With Sales Charge and 1% CDSC	4.30	8.18	8.39
Without Sales Charge and CDSC	6.40	10.21	9.74
Class D
With 1% CDSC	5.54	9.21	n/a
Without CDSC	6.54	10.21	9.74
Class I	6.96	11.36	10.80
Class R
With 1% CDSC	5.71	9.60	n/a
Without CDSC	6.71	10.60	10.15
Benchmarks***
Dow Jones Target Today Index	3.81	6.54	6.12
Lipper Fund of Funds Unaffiliated Average	8.78	9.32	11.34
Lipper Mixed-Asset Target Moderate Funds Average	6.45	9.24	9.25

Net Asset Value Per Share

	3/31/07	9/30/06	3/31/06
Class A	$8.02	$7.60	$7.39
Class C	8.02	7.61	7.39
Class D	8.02	7.60	7.39
Class I	8.02	7.61	7.39
Class R	8.00	7.59	7.39

Portfolio Allocation to Exchange-Traded Funds	Percent of Total
	3/31/07	9/30/06
Large- and Mid-Cap Equity Funds	45.2	44.9
Fixed-Income Funds	35.1	35.1
International Equity Funds	10.1	10.0
REIT	9.6	10.0
Total	100.0	100.0

See footnotes on page 7.

Performance and Portfolio Overview

Investment Results
TargETFund 2015

Total Returns
For Periods Ended March 31, 2007

		Average Annual
	Six Months†	One Year	Since Inception 10/3/05*
Class A
With Sales Charge	4.83%	5.85%	10.44%
Without Sales Charge	10.03	11.16	14.12
Class C
With Sales Charge and 1% CDSC	7.61	8.44	12.30
Without Sales Charge and CDSC	9.71	10.56	13.66
Class D
With 1% CDSC	8.71	9.56	n/a
Without CDSC	9.71	10.56	13.66
Class I	10.22	11.64	14.48
Class R
With 1% CDSC	9.09	10.08	n/a
Without CDSC	10.09	11.08	14.06
Benchmarks***
Dow Jones Target 2015 Index	6.14	9.05	8.72
Lipper Fund of Funds Unaffiliated Average	8.78	9.32	11.34
Lipper Mixed-Asset Target 2020 Funds Average	7.68	9.42	10.24

Net Asset Value Per Share

	3/31/07	9/30/06	3/31/06
Class A	$8.56	$7.86	$7.78
Class C	8.55	7.84	7.78
Class D	8.55	7.84	7.78
Class I	8.59	7.88	7.78
Class R	8.57	7.85	7.78

Portfolio Allocation to Exchange-Traded Funds	Percent of Total
	3/31/07	9/30/06
Large- and Mid-Cap Equity Funds	45.1	45.0
International Equity Funds	18.0	19.3
Fixed-Income Funds	13.8	12.0
Small-Cap Equity Funds	13.2	13.7
REIT Funds	9.9	10.0
Total	100.0	100.0

See footnotes on page 7.

Performance and Portfolio Overview

Investment Results
TargETFund 2025

Total Returns
For Periods Ended March 31, 2007

		Average Annual
	Six Months†	One Year	Since Inception 10/3/05*
Class A
With Sales Charge	6.59%	6.21%	11.73%
Without Sales Charge	11.88	11.45	15.46
Class C
With Sales Charge and 1% CDSC	9.35	8.52	13.50
Without Sales Charge and CDSC	11.47	10.62	14.87
Class D
With 1% CDSC	10.34	9.50	n/a
Without CDSC	11.34	10.50	14.78
Class I	11.97	11.68	15.64
Class R
With 1% CDSC	10.74	10.17	n/a
Without CDSC	11.74	11.17	15.26
Benchmarks***
Dow Jones Target 2025 Index	9.42	11.15	13.06
Lipper Fund of Funds Unaffiliated Average	8.78	9.32	11.34
Lipper Mixed-Asset Target 2030 Funds Average	9.18	10.27	12.25

Net Asset Value Per Share

	3/31/07	9/30/06	3/31/06
Class A	$8.74	$7.87	$7.90
Class C	8.69	7.84	7.90
Class D	8.68	7.84	7.90
Class I	8.75	7.88	7.90
Class R	8.72	7.86	7.90

Portfolio Allocation to Exchange-Traded Funds	Percent of Total
	3/31/07	9/30/06
Large- and Mid-Cap Equity Funds	45.0	45.0
International Equity Funds	27.8	29.4
Small-Cap Equity Funds	24.1	24.0
REIT Funds	1.6	0.8
Fixed-Income Funds	1.5	0.8
Total	100.0	100.0

See footnotes on page 7.

Performance and Portfolio Overview

Investment Results

Total Returns†**
For the Period October 2, 2006 (commencement of operations) to March 31, 2007

	TargETFund 2035	TargETFund 2045
Class A
With Sales Charge	7.82%	7.82%
Without Sales Charge	13.15	13.15
Class C
With Sales Charge and 1% CDSC	10.66	10.66
Without Sales Charge and CDSC	12.76	12.76
Class D
With 1% CDSC	11.76	11.76
Without CDSC	12.76	12.76
Class I	13.21	13.21
Class R
With 1% CDSC	12.02	12.02
Without CDSC	13.02	13.02
Benchmarks***
Dow Jones Target 2035 Index	11.43	n/a
Dow Jones Target 2045 Index	n/a	11.78
Lipper Fund of Funds Unaffiliated Average	8.78	8.78
Lipper Mixed-Asset Target 2030+ Funds Average	9.68	9.68

Net Asset Value Per Share

	TargETFund 2035		TargETFund 2045
	3/31/07	10/2/06**	3/31/07	10/2/06**
Class A	$9.11	$7.14	$9.11	$7.14
Class C	9.10	7.14	9.10	7.14
Class D	9.10	7.14	9.10	7.14
Class I	9.11	7.14	9.11	7.14
Class R	9.11	7.14	9.11	7.14

Portfolio Allocation to Exchange-Traded Funds March 31, 2007	TargETFund 2035	TargETFund 2045
	Percent of Total
Large- and Mid-Cap Equity Funds	45.1	45.1
Small-Cap Equity Funds	30.7	28.2
International Equity Funds	24.2	26.7
Total	100.0	100.0

See footnotes on page 7.

Performance and Portfolio Overview

†	Returns for periods of less than one year are not annualized.
*	Returns are from opening of business on October 3, 2005.
**	Returns and Net Asset Value Per Share are from the opening of business on October 2, 2006.
***
Dow Jones Target Today Index, Dow Jones Target 2015 Index, Dow Jones Target 2025 Index, Dow Jones Target 2035 Index and Dow Jones Target 2045 Index (the “Dow Jones Target Date Indices”) and the Lipper Fund of Funds Unaffiliated Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Mixed-Asset Target 2030 Funds Average and the Lipper Mixed-Asset Target 2030+ Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Target Date Indices do not reflect any taxes, fees, or sales charges. The Dow Jones Target Date Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. Each index within the Dow Jones Target Date Indices allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within each Dow Jones Target Date Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of April 1, 2007 the subindex allocation of each index represented: Dow Jones Target Today Index: 11.5% equity, 33.1% fixed income, and 55.5% cash; Dow Jones Target 2015 Index: 32.8% equity, 63.3% fixed income, and 4% cash; Dow Jones Target 2025 Index: 65.8% equity, 30.3% fixed income, and 4% cash; Dow Jones Target 2035 Index: 85.6% equity, 10.5% fixed income, and 4% cash; and Dow Jones Target 2045 Index: 89.4% equity and 6.7% fixed income. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40–60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2030+ Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight the ongoing Fund expenses only and do not reflect the operating expenses of the exchange-traded funds (“ETFs”) in which a Fund invests (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing Fund expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETF expenses and transactional costs were included, your total expenses would have been higher.

Except as described below, the table is based on an investment of $1,000 invested at the beginning of October 1, 2006 and held for the entire six-month period ended March 31, 2007.

Actual Expenses

The table on page 9 provides information about actual expenses and actual account values, and, in the case of TargETFund 2035 and TargETFund 2045, is based on an initial investment of $1,000 invested at the beginning of October 2, 2006 and held for the entire period ended March 31, 2007. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value or the amount you invested at the beginning of the period by $1,000 (for example, an $8,600 account value/investment amount divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. With respect to TargETFund 2035 and TargETFund 2045, it is based on an investment of $1,000 at the beginning of October 1, 2006 and held for the entire period ended March 31, 2007. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 9.)

Understanding and Comparing
Your Fund’s Expenses

			Actual		Hypothetical
	Beginning Account Value 10/1/06	Annualized Expense Ratio*	Ending Account Value 3/31/07	Expenses Paid During Period*** 10/1/06 to 3/31/07	Ending Account Value 3/31/07	Expenses Paid During Period*** 10/1/06 to 3/31/07

TargETFund Core
Class A	$1,000.00	0.98%	$1,069.10	$5.06	$1,020.04	$4.94
Class C	1,000.00	1.73	1,064.00	8.90	1,016.31	8.70
Class D	1,000.00	1.73	1,065.40	8.91	1,016.31	8.70
Class I	1,000.00	0.61	1,069.60	3.15	1,021.89	3.07
Class R	1,000.00	1.23	1,067.10	6.34	1,018.80	6.19

TargETFund 2015
Class A	$1,000.00	0.98%	$1,100.30	$5.13	$1,020.04	$4.94
Class C	1,000.00	1.73	1,097.10	9.05	1,016.31	8.70
Class D	1,000.00	1.73	1,097.10	9.05	1,016.31	8.70
Class I	1,000.00	0.61	1,102.20	3.20	1,021.89	3.07
Class R	1,000.00	1.23	1,100.90	6.44	1,018.80	6.19

TargETFund 2025
Class A	$1,000.00	0.98%	$1,118.80	$5.18	$1,020.04	$4.94
Class C	1,000.00	1.73	1,114.70	9.12	1,016.31	8.70
Class D	1,000.00	1.73	1,113.40	9.12	1,016.31	8.70
Class I	1,000.00	0.61	1,119.70	3.22	1,021.89	3.07
Class R	1,000.00	1.23	1,117.40	6.49	1,018.80	6.19

			Actual		Hypothetical
	Initial Investment Amount	Annualized Expense Ratio*	Ending Account Value 3/31/07	Expenses Paid During Period** 10/2/06† to 3/31/07	Ending Account Value 3/31/07	Expenses Paid During Period*** 10/1/06 to 3/31/07

TargETFund 2035
Class A	$1,000.00	0.98%	$1,131.50	$5.18	$1,020.04	$4.94
Class C	1,000.00	1.73	1,127.60	9.13	1,016.31	8.70
Class D	1,000.00	1.73	1,127.60	9.13	1,016.31	8.70
Class I	1,000.00	0.61	1,132.10	3.22	1,021.89	3.07
Class R	1,000.00	1.23	1,130.20	6.50	1,018.80	6.19

TargETFund 2045
Class A	$1,000.00	0.98%	$1,131.50	$5.18	$1,020.04	$4.94
Class C	1,000.00	1.73	1,127.60	9.13	1,016.31	8.70
Class D	1,000.00	1.73	1,127.60	9.13	1,016.31	8.70
Class I	1,000.00	0.61	1,132.10	3.22	1,021.89	3.07
Class R	1,000.00	1.23	1,130.20	6.50	1,018.80	6.19

See footnotes on page 10.

Understanding and Comparing
Your Fund’s Expenses

†	Commencement of operations.
*
Expenses of Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs which, as of March 31, 2007, were 0.23%, 0.25%, 0.22%, 0.29% and 0.26% per annum for TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045, respectively. Through at least January 31, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Absent such waiver/expense reimbursement, the expense ratios and expenses paid by a shareholder for the period would have been higher.

**
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period October 2, 2006 to March 31, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

***
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period October 1, 2006 to March 31, 2007, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments  (unaudited)
March 31, 2007

TargETFund Core

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.4%
Large- and Mid-Cap Equity Funds 44.9%
iShares Dow Jones Select Dividend Index Fund	112,681	shs.	$8,051,057
iShares Russell Midcap Index Fund	38,864		4,037,581
SPDR Trust Series 1	170,500		24,211,000
			36,299,638
Fixed-Income Funds 35.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	75,172		8,065,204
iShares Lehman Aggregate Bond Fund	120,613		12,092,659
iShares Lehman US Treasury Inflation Protected Securities	79,879		8,067,779
			28,225,642
International Equity Funds 10.0%
iShares MSCI EAFE Index Fund	106,223		8,104,815
REIT Funds 9.5%
Dow Jones Wilshire REIT ETF	5,300		479,385
iShares Dow Jones U.S. Real Estate Index Fund	84,432		7,196,984
			7,676,369
Total Exchange-Traded Funds (Cost $75,576,494)			80,306,464
Repurchase Agreement 1.1%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $934,362, collateralized by: $985,000 US Treasury Notes 4.25%, 8/15/2015, with a fair market value of $964,578	$934,000		934,000
Total Investments (Cost $76,510,494) 100.5%			81,240,464
Other Assets Less Liabilities (0.5)%			(424,558)
Net Assets 100.0%			$80,815,906

See Notes to Financial Statements.

Portfolios of Investments  (unaudited)
March 31, 2007

TargETFund 2015

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.7%
Large- and Mid-Cap Equity Funds 44.9%
iShares Dow Jones Select Dividend Index Fund	7,700	shs.	$550,165
iShares Russell Midcap Index Fund	77,849		8,087,733
SPDR Trust Series 1	55,675		7,905,850
			16,543,748
International Equity Funds 18.0%
iShares MSCI EAFE Index Fund	66,116		5,044,651
iShares MSCI Emerging Markets Index Fund	13,418		1,563,197
			6,607,848
Fixed-Income Funds 13.7%
iShares iBoxx $ Investment Grade Corporate Bond Fund	34,224		3,671,893
iShares Lehman Aggregate Bond Fund	8,250		827,145
iShares Lehman US Treasury Inflation Protected Securities Fund	5,500		555,500
			5,054,538
Small-Cap Equity Funds 13.2%
iShares Russell 2000 Index Fund	59,142		4,702,380
WisdomTree International SmallCap Dividend Fund	2,200		149,908
			4,852,288
REIT Funds 9.9%
Dow Jones Wilshire REIT ETF	4,000		361,800
iShares Dow Jones U.S. Real Estate Index Fund	38,472		3,279,353
			3,641,153
Total Exchange-Traded Funds (Cost $33,316,838)			36,699,575
Repurchase Agreement 0.6%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $226,088, collateralized by: $235,000 US Treasury Notes 3%, 11/15/2007, with a fair market value of $234,765	$226,000		226,000
Total Investments (Cost $33,542,838) 100.3%			36,925,575
Other Assets Less Liabilities (0.3)%			(95,040)
Net Assets 100.0%			$36,830,535

See Notes to Financial Statements.

Portfolios of Investments  (unaudited)
March 31, 2007

TargETFund 2025

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.1%
Large- and Mid-Cap Equity Funds 44.6%
iShares Russell Midcap Index Fund	77,701	shs.	$8,072,357
SPDR Trust Series 1	45,550		6,468,100
			14,540,457
International Equity Funds 27.6%
iShares MSCI EAFE Index Fund	78,428		5,984,056
iShares MSCI Emerging Markets Index Fund	25,834		3,009,661
			8,993,717
Small-Cap Equity Funds 23.8%
iShares Russell 2000 Index Fund	95,921		7,626,679
WisdomTree International SmallCap Dividend Fund	2,200		149,908
			7,776,587
REIT Funds 1.6%
Dow Jones Wilshire REIT ETF	1,800		162,810
iShares Dow Jones U.S. Real Estate Index Fund	4,350		370,794
			533,604
Fixed-Income Funds 1.5%
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,500		482,805
Total Exchange-Traded Funds (Cost $29,301,390)			32,327,170
Repurchase Agreement 1.2%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $405,157, collateralized by: $430,000 US Treasury Notes 4.25%, 8/15/2015, with a fair market value of $421,085	$405,000		405,000
Total Investments (Cost $29,706,390) 100.3%			32,732,170

Other Assets Less Liabilities (0.3)%			(103,296)

Net Assets 100.0%			$32,628,874

See Notes to Financial Statements.

Portfolios of Investments  (unaudited)
March 31, 2007

TargETFund 2035

	Shares or Principal Amount		Value
Exchange-Traded Funds 100.1%
Large- and Mid-Cap Equity Funds 45.2%
iShares Russell Midcap Index Fund	2,015	shs.	$209,338
SPDR Trust Series 1	1,180		167,560
			376,898
International Equity Funds 24.2%
iShares MSCI EAFE Index Fund	1,545		117,884
iShares MSCI Emerging Markets Index Fund	720		83,880
			201,764
Small-Cap Equity Funds 30.7%
iShares Russell 2000 Index Fund	2,640		209,906
WisdomTree International SmallCap Dividend Fund	685		46,676
			256,582
Total Exchange-Traded Funds (Cost $820,863)			835,244
Repurchase Agreement 0.5%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $4,002, collateralized by: $5,000 US Treasury Notes 4.375%, 1/31/2008, with a fair market value of $5,006	$4,000		4,000
Total Investments (Cost $824,863) 100.6%			839,244
Other Assets Less Liabilities (0.6)%			(4,619)
Net Assets 100.0%			$834,625

See Notes to Financial Statements.

Portfolios of Investments  (unaudited)
March 31, 2007

TargETFund 2045

	Shares or Principal Amount		Value
Exchange-Traded Funds 100.7%
Large- and Mid-Cap Equity Funds 45.4%
iShares Russell Midcap Index Fund	1,700	shs.	$176,613
SPDR Trust Series 1	995		141,290
			317,903
International Equity Funds 26.9%
iShares MSCI EAFE Index Fund	1,540		117,502
iShares MSCI Emerging Markets Index Fund	605		70,482
			187,984
Small-Cap Equity Funds 28.4%
iShares Russell 2000 Index Fund	2,225		176,910
WisdomTree International SmallCap Dividend Fund	320		21,805
			198,715
Total Exchange-Traded Funds (Cost $691,995)			704,602
Repurchase Agreement 0.3%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $2,001, collateralized by: $5,000 US Treasury Notes 4.375%, 1/31/2008, with a fair market value of $5,006	$2,000		2,000
Total Investments (Cost $693,995) 101.0%			706,602
Other Assets Less Liabilities (1.0)%			(6,899)
Net Assets 100.0%			$699,703

See Notes to Financial Statements.

Statements of Assets and Liabilities  (unaudited)
March 31, 2007

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Assets:
Investments, at value:
Exchange-traded funds	$80,306,464	$36,699,575	$32,327,170	$835,244	$704,602
Short-term holdings	934,000	226,000	405,000	4,000	2,000
Total investments*	81,240,464	36,925,575	32,732,170	839,244	706,602
Cash	934	994	595	183	218
Receivable for Capital Stock sold	1,199,253	369,419	268,595	15,569	10,328
Dividend and interest receivable	90,863	29,714	23,947	629	469
Receivable from the Manager (Note 4)	23,619	14,032	12,409	6,569	—
Expenses prepaid to shareholder service agent	3,523	1,966	1,721	82	82
Other	6,335	4,344	3,934	2,064	2,060
Total Assets	82,564,991	37,346,044	33,043,371	864,340	719,759
Liabilities:
Payable for securities purchased	1,510,774	339,581	352,483	11,907	9,518
Payable for Capital Stock repurchased	129,243	118,091	11,486	—	—
Distribution and service (12b-1) fees payable	45,162	20,913	17,787	365	145
Payable to the Manager	—	—	—	—	2,498
Management fee payable	32,880	14,979	13,124	295	262
Accrued expenses and other	31,026	21,945	19,617	17,148	7,633
Total Liabilities	1,749,085	515,509	414,497	29,715	20,056
Net Assets	$80,815,906	$36,830,535	$32,628,874	$834,625	$699,703
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$3,727	$1,589	$1,345	$30	$36
Class C	2,515	1,616	1,142	33	3
Class D	3,379	985	1,056	11	9
Class I	108	111	202	17	28
Class R	353	5	3	1	1
Additional paid-in capital	76,103,499	33,399,487	29,654,927	816,088	685,257
Undistributed/(dividends in excess of) net investment income	14,831	47,693	(22,852)	4,748	1,917
Accumulated net realized loss	(42,476)	(3,688)	(32,729)	(684)	(155)
Net unrealized appreciation of investments	4,729,970	3,382,737	3,025,780	14,381	12,607
Net Assets	$80,815,906	$36,830,535	$32,628,874	$834,625	$699,703

(Continued on page 17.)

See footnotes on page 17.

Statements of Assets and Liabilities  (unaudited)
March 31, 2007

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Net Assets:
Class A	$29,874,337	$13,603,570	$11,751,262	$275,356	$330,491
Class C	20,165,477	13,814,129	9,917,997	296,674	22,061
Class D	27,091,965	8,414,150	9,162,780	102,923	83,277
Class I	863,590	956,534	1,769,649	150,519	254,721
Class R	2,820,537	42,152	27,186	9,153	9,153
Shares of Capital Stock Outstanding:
Class A	3,727,241	1,588,470	1,345,182	30,234	36,288
Class C	2,515,190	1,616,451	1,141,914	32,605	2,425
Class D	3,379,300	984,685	1,055,441	11,314	9,154
Class I	107,669	111,337	202,144	16,526	27,966
Class R	352,545	4,921	3,119	1,005	1,005
Net Asset Value Per Share:
Class A	$8.02	$8.56	$8.74	$9.11	$9.11
Class C	8.02	8.55	8.69	9.10	9.10
Class D	8.02	8.55	8.68	9.10	9.10
Class I	8.02	8.59	8.75	9.11	9.11
Class R	8.00	8.57	8.72	9.11	9.11

* Cost of total investments	$76,510,494	$33,542,838	$29,706,390	$824,863	$693,995

See Notes to Financial Statements.

Statements of Operations  (unaudited)
For the Six Months Ended March 31, 2007

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035*	TargETFund 2045*
Investment Income:
Dividends	$955,715	$394,751	$281,996	$3,177	$2,302
Interest	23,763	5,758	6,929	162	189
Other	—	—	—	4,759	1,358
Total Investment Income	979,478	400,509	288,925	8,098	3,849
Expenses:**
Distribution and service (12b-1) fees	220,143	106,459	87,865	901	308
Management fees	156,557	76,915	63,990	790	678
Shareholder account services	65,235	33,027	29,588	487	555
Registration	30,939	28,351	28,669	22,688	13,146
Auditing fees	15,552	8,700	7,783	2,651	2,639
Custody and related services	8,563	5,817	4,470	2,238	2,254
Shareholder reports and communications	6,369	4,022	3,505	1,083	1,079
Legal fees	5,333	3,008	2,705	987	984
Directors’ fees and expenses	3,237	2,847	2,803	2,417	2,416
Miscellaneous	3,889	3,563	2,590	2,196	2,150
Total Expenses Before Reimbursement	515,817	272,709	233,968	36,438	26,209
Reimbursement of expenses (Note 4)	(67,553)	(54,453)	(53,637)	(34,439)	(24,988)
Total Expenses After Reimbursement	448,264	218,256	180,331	1,999	1,221
Net Investment Income	531,214	182,253	108,594	6,099	2,628
Net Realized and Unrealized Gain on Investments:
Net realized loss on investments	(40,283)	—	—	(684)	(155)
Net unrealized appreciation of investments	3,057,913	2,490,042	2,409,863	14,381	12,607
Net Gain on Investments	3,017,630	2,490,042	2,409,863	13,697	12,452
Increase in Net Assets from Operations	$3,548,844	$2,672,295	$2,518,457	$19,796	$15,080

*	For the period October 2, 2006 (commencement of operations) to March 31, 2007.
**	Expenses do not include the fees and expenses of the Underlying ETFs in which the Funds invest. The Funds indirectly bear a portion of such expenses through their ownership of Underlying ETFs.

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	TargETFund Core		TargETFund 2015
	Six Months Ended 3/31/07	10/3/05* to 9/30/06	Six Months Ended 3/31/07	10/3/05* to 9/30/06
Operations:
Net investment income	$531,214	$430,831	$182,253	$81,439
Net realized gain (loss) on investments	(40,283)	186,779	—	50,583
Net unrealized appreciation of investments	3,057,913	1,672,057	2,490,042	892,695
Increase in Net Assets from Operations	3,548,844	2,289,667	2,672,295	1,024,717
Distributions to Shareholders:
Net investment income:
Class A	(229,042)	(214,641)	(95,894)	(13,355)
Class C	(113,546)	(81,364)	(49,139)	(9,310)
Class D	(158,393)	(90,688)	(29,255)	(4,053)
Class I	(9,665)	(10,588)	(7,852)	(2,534)
Class R	(20,568)	(10,499)	(113)	(31)
Total	(531,214)	(407,780)	(182,253)	(29,283)
Dividends in excess of net investment income:
Class A	(5,577)	—	(4,052)	—
Class C	(2,765)	—	(2,087)	—
Class D	(3,855)	—	(1,242)	—
Class I	(235)	—	(334)	—
Class R	(501)	—	(5)	—
Total	(12,933)	—	(7,720)	—
Net realized short-term gain on investments:
Class A	(47,137)	(3,943)	(17,798)	—
Class C	(39,387)	(1,510)	(17,999)	—
Class D	(55,032)	(1,243)	(10,715)	—
Class I	(1,939)	(204)	(1,330)	—
Class R	(4,762)	(3)	(27)	—
Total	(148,257)	(6,903)	(47,869)	—
Decrease in Net Assets From Distributions	(692,404)	(414,683)	(237,842)	(29,283)

(Continued on page 20.)

See footnotes on page 20.

Statements of Changes in Net Assets
(unaudited) (continued)

	TargETFund Core		TargETFund 2015
	Six Months Ended 3/31/07	10/3/05* to 9/30/06	Six Months Ended 3/31/07	10/3/05* to 9/30/06
Capital Share Transactions:
Net proceeds from sales of shares	$33,875,547	$45,726,565	$12,103,489	$22,761,415
Investment of dividends	630,907	206,955	176,271	27,965
Exchanged from associated funds	7,255,004	4,041,823	898,153	1,446,528
Investment of gain distributions	132,925	6,035	44,283	—
Total	41,894,383	49,981,378	13,222,196	24,235,908
Cost of shares repurchased	(7,934,575)	(6,359,946)	(2,189,728)	(1,414,092)
Exchanged into associated funds	(895,405)	(702,527)	(348,705)	(206,105)
Total	(8,829,980)	(7,062,473)	(2,538,433)	(1,620,197)
Increase in Net Assets from Capital Share Transactions	33,064,403	42,918,905	10,683,763	22,615,711
Increase in Net Assets	35,920,843	44,793,889	13,118,216	23,611,145
Net Assets:
Beginning of period	44,895,063	101,174	23,712,319	101,174
End of Period**	$80,815,906	$44,895,063	$36,830,535	$23,712,319

* Commencement of operations. ** Including undistributed net investment income as follows:	$14,831	$27,764	$47,693	$55,413

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	TargETFund 2025		TargETFund 2035	TargETFund 2045
	Six Months Ended 3/31/07	10/3/05* to 9/30/06	10/2/06* to 3/31/07	10/2/06* to 3/31/07
Operations:
Net investment income	$108,594	$(3,563)	$6,099	$2,628
Net realized gain (loss) on investments	—	24,946	(684)	(155)
Net unrealized appreciation of investments	2,409,863	615,917	14,381	12,607
Increase in Net Assets from Operations	2,518,457	637,300	19,796	15,080
Distributions to Shareholders:
Net investment income:
Class A	(42,104)	—	(133)	(251)
Class C	(31,571)	—	(651)	(32)
Class D	(24,884)	—	(32)	(32)
Class I	(9,945)	—	(492)	(353)
Class R	(90)	—	(43)	(43)
Total	(108,594)	—	(1,351)	(711)
Dividends in excess of net investment income:
Class A	(8,850)	—	—	—
Class C	(6,649)	—	—	—
Class D	(5,240)	—	—	—
Class I	(2,094)	—	—	—
Class R	(19)	—	—	—
Total	(22,852)	—	—	—
Net realized short-term gain on investments:
Class A	(9,614)	(8,980)	—	—
Class C	(10,058)	(7,650)	—	—
Class D	(7,927)	(682)	—	—
Class I	(1,974)	(4,060)	—	—
Class R	(21)	(29)	—	—
Total	(29,594)	(21,401)	—	—
Decrease in Net Assets From Distributions	(161,040)	(21,401)	(1,351)	(711)

(Continued on page 22.)

See footnotes on page 22.

Statements of Changes in Net Assets
(unaudited) (continued)

	TargETFund 2025		TargETFund 2035	TargETFund 2045
	Six Months Ended 3/31/07	10/3/05* to 9/30/06	10/2/06* to 3/31/07	10/2/06* to 3/31/07
Capital Share Transactions:
Net proceeds from sales of shares	$11,965,357	$18,061,291	$693,578	$432,976
Investment of dividends	121,673	—	1,311	710
Exchanged from associated funds	903,604	2,391,936	68,641	246,664
Investment of gain distributions	27,486	20,712	—	—
Total	13,018,120	20,473,939	763,530	680,350
Cost of shares repurchased	(1,683,967)	(1,669,531)	—	(47,666)
Exchanged into associated funds	(357,934)	(226,243)	—	—
Total	(2,041,901)	(1,895,774)	—	(47,666)
Increase in Net Assets from Capital Share Transactions	10,976,219	18,578,165	763,530	632,684
Increase in Net Assets	13,333,636	19,194,064	781,975	647,053
Net Assets:
Beginning of period	19,295,238	101,174	52,650	52,650
End of Period**	$32,628,874	$19,295,238	$834,625	$699,703

* Commencement of operations. ** Including undistributed net investment income (net of dividends in excess of net investment income) as follows:	$(22,852)	—	$4,748	$1,917

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds (each, a “Fund” of the Series): Seligman TargETFund Core (“TargETFund Core”), Seligman TargETFund 2015 (“TargETFund 2015”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2035 (“TargETFund 2035”) and Seligman TargETFund 2045 (“TargETFund 2045”). The Series was incorporated under the laws of the state of Maryland on July 6, 2005. TargETFund Core, TargETFund 2015 and TargETFund 2025 had no operations prior to October 3, 2005 (commencement of operations) other than those relating to organizational matters and, for each Fund, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 1,870 Class A shares of Capital Stock for $13,352 and 700 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $4,998 on September 9, 2005, and 9,500 Class A shares, each at a cost of $67,830 on September 30, 2005.

On October 2, 2006, the Series added two new Funds: TargETFund 2035 and TargETFund 2045. Prior to October 2, 2006, the new Funds had no operations other than those relating to organizational matters and, for each new fund on September 21, 2006, the sale and issuance to the Distributor of 2,500 Class A shares of Capital Stock for $20,250 and 1,000 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $8,100.

2.	Multiple Classes of Shares — Each Fund of the Series currently offers five classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares have been authorized by the Board of Directors but are not currently offered.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

Notes to Financial Statements  (unaudited)

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Federal Taxes — There is no provision for federal income tax. Each Fund will elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

d.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

Notes to Financial Statements  (unaudited)

e.	Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2007, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend date.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds.

The Manager has contractually agreed through at least January 31, 2009 to waive its fees and/or reimburse each Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. From inception of the Series (October 3, 2005) through May 15, 2006, this expense limit was 0.34% per annum for all share classes of TargETFund Core, TargETFund 2015 and TargETFund 2025. The Manager has reimbursed each of these Funds’ expenses so that for the period from October 3, 2005 to September 30, 2006, its “other expenses” were reduced to 0.23% (0.11% for Class I shares). For the six months ended March 31, 2007, the amount of expenses reimbursed by the Manager and the amount receivable/payable at March 31, 2007 were as follows:

Fund	Reimbursements	Receivable from/ (Payable to) Manager
TargETFund Core	$67,553	$23,619
TargETFund 2015	54,453	14,032
TargETFund 2025	53,637	12,409
TargETFund 2035	34,439	6,569
TargETFund 2045	24,988	(2,498)

The Manager has voluntarily made payments to TargETFund 2035 and TargETFund 2045 from time-to-time in order to maintain the same net asset values per share for each share class of those funds. These payments have been recorded as Other Income in the Statements of Operations. The Manager may discontinue making such payments at any time.

For the six months ended March 31, 2007, the Distributor, agent for the distribution of the Series’ shares and an affiliate of the Manager, received commissions and concessions for sales of Class A and Class C shares; and commissions were paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Affiliate	Dealer Commissions
TargETFund Core	$20,284	$182,015
TargETFund 2015	12,896	121,678

Notes to Financial Statements  (unaudited)

Fund	Commissions and Concessions Retained by Affiliate	Dealer Commissions
TargETFund 2025	10,394	88,022
TargETFund 2035	—	4,365
TargETFund 2045	90	682

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the six months ended March 31, 2007, fees incurred by TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 aggregated $28,528, $14,542, $10,669, $69 and $120, respectively, or 0.25% per annum of average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C, Class D, and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the six months ended March 31, 2007, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class C and Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class C	Class D	Class R
TargETFund Core	$79,726	$107,487	$4,402
TargETFund 2015	57,195	34,675	47
TargETFund 2025	42,182	34,972	42
TargETFund 2035	693	121	18
TargETFund 2045	48	122	18

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2007, the Distributor and Seligman Services, Inc. received the following distribution and service fees:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
TargETFund Core	$341	TargETFund 2035	$115
TargETFund 2015	449	TargETFund 2045	127
TargETFund 2025	318

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended March 31, 2007, such charges were as follows:

Fund	Amount
TargETFund Core	$10,005
TargETFund 2015	6,350
Fund	Amount
TargETFund 2025	4,530

Notes to Financial Statements  (unaudited)

For the six months ended March 31, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount	Fund	Amount
TargETFund Core	$65,235	TargETFund 2035	$487
TargETFund 2015	33,027	TargETFund 2045	555
TargETFund 2025	29,588

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2007, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount
TargETFund Core	$229	TargETFund 2035	$168
TargETFund 2015	196	TargETFund 2045	168
TargETFund 2025	192

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended March 31, 2007, were as follows:

Fund	Purchases	Sales
TargETFund Core	$38,260,431	$3,971,724
TargETFund 2015	10,824,930	—
TargETFund 2025	10,774,385	—
TargETFund 2035	836,201	14,644
TargETFund 2045	727,963	35,807

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components

Notes to Financial Statements  (unaudited)

of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months/period ended March 31, 2007, and will vary from the final tax information as of the Series’ year end.

For the TargETFund Core and the TargETFund 2025, the tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $36,705 and $29,964, respectively. At March 31, 2007, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost
TargETFund Core	$76,547,199
TargETFund 2015	33,542,838
TargETFund 2025	29,736,354
TargETFund 2035	824,863
TargETFund 2045	693,995

The tax basis components of accumulated earnings at March 31, 2007 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

Fund	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Gross unrealized appreciation of portfolio securities	$4,693,265	$3,384,243	$2,995,816	$14,452	$12,718
Gross unrealized depreciation of portfolio securities	—	(1,506)	—	(71)	(111)
Net unrealized appreciation of portfolio securities	4,693,265	3,382,737	2,995,816	14,381	12,607
Undistributed ordinary income	14,831	47,693	—	4,748	1,917
Accumulated net realized loss	(5,771)	(3,688)	(2,765)	(684)	(155)
Total accumulated earnings	$4,702,325	$3,426,742	$2,993,051	$18,445	$14,369

For the periods ended March 31, 2007 and September 30, 2006, the tax characterization of all distributions paid to shareholders was ordinary income. TargETFund 2025 made a distribution in December 2005 as required by federal tax rules that was classified at the time of payment as from net investment income for financial reporting purposes. This distribution has been reclassified for financial reporting purposes as a distribution from net realized short-term gains in the accompanying statements of changes in net assets for the period ended September 30, 2006 due to TargETFund 2025’s net investment loss for the full fiscal year.

7.	Capital Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At March 31, 2007, each Fund of the Series had authorized 600,000,000 shares of Capital Stock all at a par value of $0.001. Transactions in shares of Capital Stock were as follows:

Notes to Financial Statements  (unaudited)

TargETFund Core

	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,491,175	$11,835,732	2,067,288	$14,951,519
Investment of dividends	35,855	282,153	16,586	120,473
Exchanged from associated funds	844,577	6,683,317	358,498	2,621,212
Investment of gain distributions	5,459	43,122	498	3,569
Total	2,377,066	18,844,324	2,442,870	17,696,773
Cost of shares repurchased	(670,788)	(5,311,652)	(396,785)	(2,918,656)
Exchanged into associated funds	(18,572)	(147,955)	(17,920)	(130,814)
Total	(689,360)	(5,459,607)	(414,705)	(3,049,470)
Increase	1,687,706	$13,384,717	2,028,165	$14,647,303

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,026,961	$8,136,297	1,779,545	$13,010,657
Investment of dividends	16,382	128,726	4,800	34,849
Exchanged from associated funds	33,103	260,003	51,296	372,843
Investment of gain distributions	4,447	35,134	177	1,266
Total	1,080,893	8,560,160	1,835,818	13,419,615
Cost of shares repurchased	(116,573)	(926,726)	(183,931)	(1,335,393)
Exchanged into associated funds	(72,969)	(573,714)	(28,748)	(210,270)
Total	(189,542)	(1,500,440)	(212,679)	(1,545,663)
Increase	891,351	$7,059,720	1,623,139	$11,873,952

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,502,797	$11,877,160	2,050,909	$15,053,284
Investment of dividends	22,983	180,890	5,318	38,684
Exchanged from associated funds	39,723	311,684	143,756	1,047,768
Investment of gain distributions	6,072	47,969	138	993
Total	1,571,575	12,417,703	2,200,121	16,140,729
Cost of shares repurchased	(160,869)	(1,286,033)	(162,058)	(1,187,553)
Exchanged into associated funds	(22,025)	(173,736)	(48,144)	(356,065)
Total	(182,894)	(1,459,769)	(210,202)	(1,543,618)
Increase	1,388,681	$10,957,934	1,989,919	$14,597,111

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	30,835	$244,589	104,654	$757,047
Investment of dividends	1,654	13,023	1,028	7,465
Investment of gain distributions	245	1,939	29	204
Total	32,734	259,551	105,711	764,716
Cost of shares repurchased	(11,823)	(91,704)	(19,653)	(144,171)
Increase	20,911	$167,847	86,058	$620,545

*  Commencement of operations.

Notes to Financial Statements  (unaudited)

TargETFund Core (continued)

	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	225,270	$1,781,769	267,769	$1,954,058
Investment of dividends	3,316	26,115	748	5,484
Investment of gain distributions	604	4,761	—	3
Total	229,190	1,812,645	268,517	1,959,545
Cost of shares repurchased	(40,250)	(318,460)	(104,902)	(774,173)
Exchanged into associated funds	—	—	(710)	(5,378)
Total	(40,250)	(318,460)	(105,612)	(779,551)
Increase	188,940	$1,494,185	162,905	$1,179,994

TargETFund 2015

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	501,366	$4,196,834	1,181,485	$8,902,753
Investment of dividends	11,203	93,616	1,729	12,516
Exchanged from associated funds	21,809	183,505	111,213	840,641
Investment of gain distributions	2,004	16,735	—	—
Total	536,382	4,490,690	1,294,427	9,755,910
Cost of shares repurchased	(130,729)	(1,098,970)	(79,091)	(603,281)
Exchanged into associated funds	(19,913)	(170,146)	(23,976)	(176,723)
Total	(150,642)	(1,269,116)	(103,067)	(780,004)
Increase	385,740	$3,221,574	1,191,360	$8,975,906

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	561,653	$4,663,545	1,107,676	$8,319,044
Investment of dividends	5,544	46,297	1,219	8,830
Exchanged from associated funds	52,293	438,484	32,902	249,224
Investment of gain distributions	1,956	16,329	—	—
Total	621,446	5,164,655	1,141,797	8,577,098
Cost of shares repurchased	(74,728)	(626,773)	(53,170)	(403,395)
Exchanged into associated funds	(15,653)	(128,855)	(3,941)	(29,382)
Total	(90,381)	(755,628)	(57,111)	(432,777)
Increase	531,065	$4,409,027	1,084,686	$8,144,321

*  Commencement of operations.

Notes to Financial Statements  (unaudited)

TargETFund 2015 (continued)

	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	344,538	$2,872,191	628,441	$4,747,187
Investment of dividends	3,353	28,054	560	4,053
Exchanged from associated funds	33,381	276,164	46,997	348,187
Investment of gain distributions	1,181	9,863	—	—
Total	382,453	3,186,272	675,998	5,099,427
Cost of shares repurchased	(37,643)	(318,729)	(31,123)	(236,923)
Exchanged into associated funds	(5,700)	(49,704)	—	—
Total	(43,343)	(368,433)	(31,123)	(236,923)
Increase	339,110	$2,817,839	644,875	$4,862,504

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	40,838	$346,228	108,014	$790,822
Investment of dividends	978	8,186	350	2,534
Investment of gain distributions	159	1,330	—	—
Total	41,975	355,744	108,364	793,356
Cost of shares repurchased	(16,936)	(145,249)	(22,766)	(170,493)
Increase	25,039	$210,495	85,598	$622,863

Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,904	$24,691	210	$1,609
Investment of dividends	14	118	4	32
Exchanged from associated funds	—	—	1,087	8,476
Investment of gain distributions	3	26	—	—
Total	2,921	24,835	1,301	10,117
Cost of shares repurchased	(1)	(7)	—	—
Increase	2,920	$24,828	1,301	$10,117

TargETFund 2025

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	546,605	$4,713,210	738,615	$5,678,458
Investment of dividends	5,589	47,534	—	—
Exchanged from associated funds	43,740	370,683	234,068	1,727,411
Investment of gain distributions	1,058	8,995	1,198	8,722
Total	596,992	5,140,422	973,881	7,414,591
Cost of shares repurchased	(66,900)	(566,294)	(124,940)	(960,080)
Exchanged into associated funds	(18,517)	(154,988)	(26,704)	(197,192)
Total	(85,417)	(721,282)	(151,644)	(1,157,272)
Increase	511,575	$4,419,140	822,237	$6,257,319

*  Commencement of operations.

Notes to Financial Statements  (unaudited)

TargETFund 2025 (continued)

	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	357,454	$3,011,848	837,640	$6,358,736
Investment of dividends	4,303	36,449	—	—
Exchanged from associated funds	55,148	451,344	39,257	298,479
Investment of gain distributions	1,150	9,745	1,009	7,348
Total	418,055	3,509,386	877,906	6,664,563
Cost of shares repurchased	(79,321)	(667,447)	(58,358)	(451,587)
Exchanged into associated funds	(14,248)	(123,571)	(2,820)	(21,647)
Total	(93,569)	(791,018)	(61,178)	(473,234)
Increase	324,486	$2,718,368	816,728	$6,191,329

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	415,014	$3,507,212	607,749	$4,688,867
Investment of dividends	3,010	25,542	—	—
Exchanged from associated funds	9,864	81,577	47,669	366,046
Investment of gain distributions	798	6,751	76	553
Total	428,686	3,621,082	655,494	5,055,466
Cost of shares repurchased	(14,157)	(121,477)	(5,143)	(38,584)
Exchanged into associated funds	(9,189)	(79,375)	(950)	(7,404)
Total	(23,346)	(200,852)	(6,093)	(45,988)
Increase	405,340	$3,420,230	649,401	$5,009,478

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	84,890	$716,648	180,532	$1,324,510
Investment of dividends	1,415	12,039	—	—
Investment of gain distributions	232	1,974	558	4,060
Total	86,537	730,661	181,090	1,328,570
Cost of shares repurchased	(37,805)	(323,889)	(28,378)	(216,455)
Increase	48,732	$406,772	152,712	$1,112,115

Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,934	$16,439	1,391	$10,720
Investment of dividends	13	109	—	—
Investment of gain distributions	3	21	4	29
Total	1,950	16,569	1,395	10,749
Cost of shares repurchased	(562)	(4,860)	(364)	(2,825)
Increase	1,388	$11,709	1,031	$7,924

*	Commencement of operations.

Notes to Financial Statements  (unaudited)

October 2, 2006 (commencement of operations) to March 31, 2007

TargETFund 2035

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	24,369	$224,177	29,851	$263,654
Investment of dividends	15	132	70	611
Exchanged from associated funds	3,350	31,015	1,684	15,449
Increase	27,734	$255,324	31,605	$279,714

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	7,923	$71,390	15,470	$134,357
Investment of dividends	4	32	56	493
Exchanged from associated funds	2,387	22,177	—	—
Increase	10,314	$93,599	15,526	$134,850

	Class R
	Shares	Amount
Investment of dividends	5	$43
Increase	5	$43

TargETFund 2045

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,139	$110,131	1,421	$12,761
Investment of dividends	29	251	4	32
Exchanged from associated funds	21,620	196,960	—	—
Increase	33,788	$307,342	1,425	$12,793

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,765	$25,008	32,389	$285,076
Investment of dividends	4	32	40	352
Exchanged from associated funds	5,385	49,704	—	—
Total	8,154	74,744	32,429	285,428
Cost of shares repurchased	—	—	(5,463)	(47,666)
Increase	8,154	$74,744	26,966	$237,762

	Class R
	Shares	Amount
Investment of dividends	5	$43
Increase	5	$43

Notes to Financial Statements  (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman TargetHorizon ETF Portfolios, Inc.).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees

Notes to Financial Statements  (unaudited)

charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Series is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights  (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized. The ratios of expenses to average net assets and of net investment income (loss) to average net assets do not reflect the expenses of underlying ETFs in which a Fund invests.

TargETFund Core

	CLASS A			CLASS C
	Six Months Ended 3/31/07	10/3/05* to 9/30/06		Six Months Ended 3/31/07	10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.60	$7.14		$7.61	$7.14
Income from Investment Operations:
Net investment income	0.08	0.17		0.06	0.12
Net realized and unrealized gain on investments	0.44	0.43		0.43	0.44
Total from Investment Operations	0.52	0.60		0.49	0.56
Less Distributions:
Dividends from net investment income	(0.08)	(0.14)		(0.06)	(0.09)
Distributions from net realized capital gain	(0.02)	Æ		(0.02)	Æ
Total Distributions	(0.10)	(0.14)		(0.08)	(0.09)
Net Asset Value, End of Period	$8.02	$7.60		$8.02	$7.61
Total Return	6.91%	8.58%		6.40%	8.03%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,874	$15,505		$20,165	$12,350
Ratio of expenses to average net assets	0.98%†	0.98	%†	1.73%†	1.73	%†
Ratio of net investment income to average net assets	2.15%†	2.34	%†	1.40%†	1.59	%†
Portfolio turnover rate	6.41%	21.70%		6.41%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.19%†	1.51	%†	1.94%†	2.26	%†
Ratio of net investment income to average net assets	1.94%†	1.81	%†	1.19%†	1.06	%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund Core

	CLASS D			CLASS I
	Six Months Ended 3/31/07	10/3/05* to 9/30/06		Six Months Ended 3/31/07	10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.60	$7.14		$7.61	$7.14
Income from Investment Operations:
Net investment income	0.06	0.12		0.10	0.20
Net realized and unrealized gain on investments	0.44	0.43		0.43	0.43
Total from Investment Operations	0.50	0.55		0.53	0.63
Less Distributions:
Dividends from net investment income	(0.06)	(0.09)		(0.10)	(0.16)
Distributions from net realized capital gain	(0.02)	Æ		(0.02)	Æ
Total Distributions	(0.08)	(0.09)		(0.12)	(0.16)
Net Asset Value, End of Period	$8.02	$7.60		$8.02	$7.61
Total Return	6.54%	7.88%		6.96%	9.03%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$27,092	$15,138		$864	$660
Ratio of expenses to average net assets	1.73%†	1.73	%†	0.61%†	0.61	%†
Ratio of net investment income to average net assets	1.40%†	1.59	%†	2.52%†	2.71	%†
Portfolio turnover rate	6.41%	21.70%		6.41%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.94%†	2.26	%†	1.01%†	0.90	%†
Ratio of net investment income to average net assets	1.19%†	1.06	%†	2.12%†	2.42	%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund Core

	CLASS R
	Six Months Ended 3/31/07	10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.59	$7.14
Income from Investment Operations:
Net investment income	0.07	0.15
Net realized and unrealized gain on investments	0.44	0.43
Total from Investment Operations	0.51	0.58
Less Distributions:
Dividends from net investment income	(0.07)	(0.13)
Dividends in excess of net investment income	(0.01)	—
Distributions from net realized capital gain	(0.02)	Æ
Total Distributions	(0.10)	(0.13)
Net Asset Value, End of Period	$8.00	$7.59
Total Return	6.71%	8.32%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,821	$1,242
Ratio of expenses to average net assets	1.23%†	1.23	%†
Ratio of net investment income to average net assets	1.90%†	2.09	%†
Portfolio turnover rate	6.41%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.44%†	1.76	%†
Ratio of net investment income to average net assets	1.69%†	1.56	%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2015

	CLASS A				CLASS C
	Six Months Ended 3/31/07		10/3/05* to 9/30/06		Six Months Ended 3/31/07		10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.86		$7.14		$7.84		$7.14
Income from Investment Operations:
Net investment income	0.07		0.08		0.04		0.03
Net realized and unrealized gain on investments	0.71		0.69		0.72		0.71
Total from Investment Operations	0.78		0.77		0.76		0.74
Less Distributions:
Dividends from net investment income	(0.07)		(0.05)		(0.04)		(0.04)
Distributions from net realized capital gain	(0.01)		—		(0.01)		—
Total Distributions	(0.08)		(0.05)		(0.05)		(0.04)
Net Asset Value, End of Period	$8.56		$7.86		$8.55		$7.84
Total Return	10.03%		10.78%		9.71%		10.43%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,604		$9,452		$13,814		$8,506
Ratio of expenses to average net assets	0.98	%†	0.98	%†	1.73	%†	1.73	%†
Ratio of net investment income to average net assets	1.62	%†	1.12	%†	0.87	%†	0.37	%†
Portfolio turnover rate	—		11.63%		—		11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.33	%†	1.88	%†	2.08	%†	2.63	%†
Ratio of net investment income (loss) to average net assets	1.27	%†	0.22	%†	0.52	%†	(0.53	)%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2015

	CLASS D				CLASS I
	Six Months Ended 3/31/07		10/3/05* to 9/30/06		Six Months Ended 3/31/07		10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.84		$7.14		$7.88		$7.14
Income from Investment Operations:
Net investment income	0.04		0.03		0.08		0.11
Net realized and unrealized gain on investments	0.72		0.71		0.72		0.68
Total from Investment Operations	0.76		0.74		0.80		0.79
Less Distributions:
Dividends from net investment income	(0.04)		(0.04)		(0.08)		(0.05)
Distributions from net realized capital gain	(0.01)		—		(0.01)		—
Total Distributions	(0.05)		(0.04)		(0.09)		(0.05)
Net Asset Value, End of Period	$8.55		$7.84		$8.59		$7.88
Total Return	9.71%		10.43%		10.22%		11.11%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,414		$5,059		$957		$680
Ratio of expenses to average net assets	1.73	%†	1.73	%†	0.61	%†	0.61	%†
Ratio of net investment income to average net assets	0.87	%†	0.37	%†	1.99	%†	1.49	%†
Portfolio turnover rate	—		11.63%		—		11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.08	%†	2.63	%†	1.04	%†	1.02	%†
Ratio of net investment income (loss) to average net assets	0.52	%†	(0.53	)%†	1.56	%†	1.08	%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2015

	CLASS R
	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.85		$7.14
Income from Investment Operations:
Net investment income	0.06		0.06
Net realized and unrealized gain on investments	0.73		0.70
Total from Investment Operations	0.79		0.76
Less Distributions:
Dividends from net investment income	(0.06)		(0.05)
Distributions from net realized capital gain	(0.01)		—
Total Distributions	(0.07)		(0.05)
Net Asset Value, End of Period	$8.57		$7.85
Total Return	10.09%		10.63%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$42		$16
Ratio of expenses to average net assets	1.23	%†	1.23	%†
Ratio of net investment income to average net assets	1.37	%†	0.87	%†
Portfolio turnover rate	—		11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.58	%†	2.13	%†
Ratio of net investment income (loss) to average net assets	1.02	%†	(0.03	)%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2025

	CLASS A				CLASS C
	Six Months Ended 3/31/07		10/3/05* to 9/30/06		Six Months Ended 3/31/07	10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.87		$7.14		$7.84	$7.14
Income from Investment Operations:
Net investment income	0.05		0.03		0.02	(0.03)
Net realized and unrealized gain on investments	0.88		0.74		0.88	0.77
Total from Investment Operations	0.93		0.77		0.90	0.74
Less Distributions:
Dividends from net investment income	(0.05)		—		(0.02)	—
Dividends in excess of net investment income	—		—		(0.02)	—
Distributions from net realized capital gain	(0.01)		(0.04)		(0.01)	(0.04)
Total Distributions	(0.06)		(0.04)		(0.05)	(0.04)
Net Asset Value, End of Period	$8.74		$7.87		$8.69	$7.84
Total Return	11.88%		10.87%		11.47%	10.42%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,751		$6,564		$9,918	$6,412
Ratio of expenses to average net assets	0.98	%†	0.98	%†	1.73%†	1.73%†
Ratio of net investment income (loss) to average net assets	1.28	%†	0.34	%†	0.53%†	(0.41)%†
Portfolio turnover rate	—		16.54%		—	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.40	%†	2.01	%†	2.15%†	2.76%†
Ratio of net investment income (loss) to average net assets	0.86	%†	(0.69	)%†	0.11%†	(1.44)%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2025

	CLASS D		CLASS I
	Six Months Ended 3/31/07	10/3/05* to 9/30/06	Six Months Ended 3/31/07		10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.84	$7.14	$7.88		$7.14
Income from Investment Operations:
Net investment income	0.02	(0.03)	0.07		0.05
Net realized and unrealized gain on investments	0.87	0.77	0.87		0.73
Total from Investment Operations	0.89	0.74	0.94		0.78
Less Distributions:
Dividends from net investment income	(0.02)	—	(0.06)		—
Dividends in excess of net investment income	(0.02)	—	—		—
Distributions from net realized capital gain	(0.01)	(0.04)	(0.01)		(0.04)
Total Distributions	(0.05)	(0.04)	(0.07)		(0.04)
Net Asset Value, End of Period	$8.68	$7.84	$8.75		$7.88
Total Return	11.34%	10.42%	11.97%		11.05%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,163	$5,097	$1,770		$1,209
Ratio of expenses to average net assets	1.73%†	1.73%†	0.61	%†	0.61	%†
Ratio of net investment income (loss) to average net assets	0.53%†	(0.41)%†	1.65	%†	0.71	%†
Portfolio turnover rate	—	16.54%	—		16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.15%†	2.76%†	1.00	%†	1.02	%†
Ratio of net investment income (loss) to average net assets	0.11%†	(1.44)%†	1.25	%†	0.31	%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2025

	CLASS R
	Six Months Ended 3/31/07	10/3/05* to 9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.86	$7.14
Income from Investment Operations:
Net investment income	0.04	0.01
Net realized and unrealized gain on investments	0.88	0.75
Total from Investment Operations	0.92	0.76
Less Distributions:
Dividends from net investment income	(0.04)	—
Dividends in excess of net investment income	(0.01)	—
Distributions from net realized capital gain	(0.01)	(0.04)
Total Distributions	(0.06)	(0.04)
Net Asset Value, End of Period	$8.72	$7.86
Total Return	11.74%	10.72%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$27	$14
Ratio of expenses to average net assets	1.23%†	1.23	%†
Ratio of net investment income (loss) to average net assets	1.04%†	0.09	%†
Portfolio turnover rate	—	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.65%†	2.26	%†
Ratio of net investment income (loss) to average net assets	0.61%†	(0.94	)%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2035

	October 2, 2006** to March 31, 2007
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.18		0.15		0.15		0.20		0.17
Net realized and unrealized gain on investments	1.84		1.84		1.84		1.83		1.84
Total from Investment Operations	2.02		1.99		1.99		2.03		2.01
Less Distributions:
Dividends from net investment income	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Total Distributions	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Net Asset Value, End of Period	$9.11		$9.10		$9.10		$9.11		$9.11
Total Return	13.15%		12.76%		12.76%		13.21%		13.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$275		$297		$103		$151		$9
Ratio of expenses to average net assets	0.98	%†	1.73	%†	1.73	%†	0.61	%†	1.23	%†
Ratio of net investment income to average net assets	4.15	%†	3.40	%†	3.40	%†	4.52	%†	3.90	%†
Portfolio turnover rate	4.26%		4.26%		4.26%		4.26%		4.26%
Without expense reimbursement:††
Ratio of expenses to average net assets	28.15	%†	28.90	%†	28.90	%†	9.06	%†	28.40	%†
Ratio of net investment loss to average net assets	(23.02	)%†	(23.77	)%†	(23.77	)%†	(3.93	)%†	(23.27	)%†

See footnotes on page 46.

Financial Highlights  (unaudited)

TargETFund 2045

	October 2, 2006** to March 31, 2007
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.12		0.07		0.07		0.14		0.10
Net realized and unrealized gain on investments	1.90		1.92		1.92		1.89		1.91
Total from Investment Operations	2.02		1.99		1.99		2.03		2.01
Less Distributions:
Dividends from net investment income	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Total Distributions	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Net Asset Value, End of Period	$9.11		$9.10		$9.10		$9.11		$9.11
Total Return	13.15%		12.76%		12.76%		13.21%		13.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$331		$22		$83		$255		$9
Ratio of expenses to average net assets	0.98	%†	1.73	%†	1.73	%†	0.61	%†	1.23	%†
Ratio of net investment income to average net assets	1.86	%†	1.11	%†	1.11	%†	2.23	%†	1.61	%†
Portfolio turnover rate	13.23%		13.23%		13.23%		13.23%		13.23%
Without expense reimbursement:††
Ratio of expenses to average net assets	27.59	%†	28.34	%†	28.34	%†	9.90	%†	27.84	%†
Ratio of net investment income (loss) to average net assets	(24.75	)%†	(25.50	)%†	(25.50	)%†	(7.06	)%†	(25.00	)%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
**	Commencement of operations. Total return is calculated from the opening of business on October 2, 2006.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
Æ	A short-term gain of $0.004 per share was paid.

See Notes to Financial Statements.

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

The term “Fund” refers to Seligman TargetHorizon ETF Portfolios, Inc., and the term “Series” refers to the Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025. There is a single management agreement between the Manager and the Fund that relates to all three Series.

The directors of Seligman TargetHorizon ETF Portfolios, Inc., of which each Series is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series at a meeting held on November 15, 2006.

Prior to approval of the continuance of the Management Agreement, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who are independent of the Manager who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors attributed different weights to the various factors. The directors determined that the selection of the Manager to manage each Fund, and the overall arrangements between the Fund (and each Series) and the Manager as provided in the Management Agreement, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided by the Manager

The directors considered the scope and quality of services provided by the Manager. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Fund (and each Series). They also noted the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager. At prior meetings, the directors had also considered the Manager’s selection of brokers and dealers for portfolio transactions. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund (and each Series) under the Management Agreement.

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought in September 2005 by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; and the action brought in September 2006 by the Attorney General against the Manager, Seligman Data Corp., the president of the Manager and Seligman Advisors, Inc. (“Seligman Advisors”) relating to market timing and also claiming that the fees charged by the Manager are excessive. The directors also noted the indication in September 2005 by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters referred to above, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Fund (and each Series).

Costs of Services Provided and Profitability

The directors reviewed information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Series. The directors reviewed with the Manager’s chief financial officer, the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationship with each Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities. They reviewed a description of the Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a current list of firms providing third-party research and brokerage to the Manager. The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Fund’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

directors further recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Series. The directors concluded that the fall-out benefits realized by the Manager from its relationship with each Series was appropriate.

Investment Results

In addition to the information received by the directors for the meeting, the directors receive detailed performance information for the Funds at each regular Board meeting during the year. The directors reviewed performance information for each Fund covering a range of periods, including the first nine months of 2006, the period from inception through the first nine months of 2006 and for the 2005 calendar year. The directors reviewed information comparing each Fund to other funds in certain Lipper categories, a group of competitor funds selected by the Manager and certain other benchmarks, as discussed below. The directors also reviewed information about the portfolio turnover rate of each Series compared to other investment companies with similar investment objectives. The directors noted that the Series were recently launched and had a limited performance history.

Seligman TargETFund Core. The directors reviewed information showing performance of the Series compared to the other funds in Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Fund of Funds Unaffiliated Average, the Dow Jones Target Today Index and a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above each of its benchmarks, other than the Lipper benchmark, for the period from the Series’ inception through the first nine months of 2006. For the first nine months of 2006, the Series’ results were above each of its benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2015. The directors reviewed information showing performance of the Series compared to the other funds in Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Fund of Funds Unaffiliated Average, the Dow Jones Target 2015 Index and a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above each of its benchmarks for the period from the Series’ inception through the first nine months of 2006. For the first nine months of 2006, the Series’ results were above each of its benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2025. The directors reviewed information showing performance of the Series compared to the other funds in Lipper Mixed-Asset Target 2030 Funds Average, the Lipper Fund of Funds Unaffiliated Average, the Dow Jones Target 2025 Index and a group of competitor funds selected by the Manager. The directors noted that the Series’ results were generally above, but mixed compared to, its benchmarks, and for the first nine months of 2006, were above each of the benchmarks other than the Dow Jones Target 2025 Index, which the Series slightly lagged. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Matters Relating to the Directors’
Consideration of the Continuance of the
Management Agreement

Management Fees and Other Expenses

The directors considered the management fee rate paid by the Series to the Manager. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

The directors compared each Series’ management fee rate to the rate paid by the other funds in the applicable Lipper classification category relating to the Series and the Lipper Fund of Funds Unaffiliated category (each a “peer group”). The information showed that each Series’ management fee rate was generally comparable to that in each of its peer groups, although the Seligman TargETFund 2025 Fund’s management fee rate was materially higher than the median and average of the Lipper Mixed-Asset Target 2030 Funds Average.

The directors also considered the total expense ratio of each Series in comparison to the fees and expenses of funds within its peer group. In considering the expense ratio of each Series, the directors noted that the Fund elected to have shareholder services provided at cost by Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Fund and other investment companies in the Seligman Group of Funds at cost. SDC provides services exclusively to the Seligman Group of Funds, and the directors believed that the arrangement with SDC has provided each Series and its shareholders with a consistently high level of service.

The directors also reviewed each Series’ total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in the peer groups. The directors noted that the Manager had undertaken to reimburse certain expenses of each Series to the extent they exceed a specified level of average daily net assets, and that the effect of this undertaking was reflected in the expense ratio information they reviewed. They noted that Seligman TargETFund 2025’s expense ratio was materially higher than the Lipper Mixed-Asset Target 2030 Funds Average and median ratios; that Seligman TargETFund 2015’s expense ratio was higher than Lipper Mixed-Asset Target 2020 Funds Average but lower than the median; and that Seligman TargETFund Core’s expense ratio was higher than the Lipper Mixed-Asset Target Moderate Allocation Funds Average. In addition, the directors noted that each of the Series’ expense ratios were lower than the Lipper Fund of Funds Unaffiliated Average and median ratios. The directors were satisfied that each Series’ expense ratio was satisfactory.

Economies of Scale

The directors noted that the management fee schedule for each Series contains breakpoints that reduce the fee rate on assets above specified levels, although, at the Series’ current asset levels, it was unlikely that any Series would benefit from them in the next year. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Series’ breakpoint arrangements were acceptable under the circumstances.

Additional Series Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Target*Horizon* ETF Portfolios, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Series, each of which should be considered carefully before investing or sending money.

ETF3 3/07

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)        The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 4, 2007

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.